Interim Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Interim Condensed Consolidated Statements of Operations [Abstract]
Revenues	$ 32,497	$ 29,486	$ 65,354	$ 58,743	$ 121,795
Cost of revenues	25,602	22,136	50,424	44,329	92,313
Gross profit	6,895	7,350	14,930	14,414	29,482
Operating expenses
Sales and marketing	3,279	2,276	6,274	4,530	9,517
General and administrative	2,606	2,694	5,137	5,199	12,003
Total operating expenses	5,885	4,970	11,411	9,729	21,520
Operating income	1,010	2,380	3,519	4,685	7,962
Financial income (expenses), net	(200)	3	(370)	(269)	(153)
Income before taxes on income	810	2,383	3,149	4,416	7,809
Income taxes	180	649	795	1,112	1,287
Net income	630	1,734	2,354	3,304	6,522
Net loss attributable to non- controlling interest	(45)		(117)
Net income attributable to shareholders	$ 675	$ 1,734	$ 2,471	$ 3,304	$ 6,522
Earnings per ordinary share attributable to shareholders
Basic earnings per share	$ 0.04	$ 0.10	$ 0.14	$ 0.19	$ 0.38
Diluted earnings per share	$ 0.04	$ 0.10	$ 0.14	$ 0.19	$ 0.37
Weighted average number of shares used to compute basic earnings per share	17,346,561	17,346,561	17,346,561	17,346,561	17,346,561
Weighted average number of shares used to compute diluted earnings per share	17,675,698	17,637,393	17,739,860	17,617,091	17,571,188